Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	GOLDMAN SACHS TRUST
Entity Central Index Key	0000822977
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000057076
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Absolute Return Tracker Fund
Class Name	Class A
Trading Symbol	GARTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Absolute Return Tracker Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$51	1.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.01%	[1]
AssetsNet	$ 4,879,897,710
Holdings Count | Holding	3,242
Advisory Fees Paid, Amount	$ 14,045,185
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of June 30, 2025)
Total Net Assets	$4,879,897,710
# of Portfolio Holdings	3,242
Portfolio Turnover Rate	74%
Total Net Advisory Fees Paid	$14,045,185

Holdings [Text Block]

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Cash and Short-Term Investments	151.9	90.0	61.9	28.1
Commodities	2.4	1.5	0.9	0.6
Convertible Securities	3.5	3.5	-	3.5
Credit	24.8	11.9	12.9	-1.0
Developed Markets Currency	3.0	3.0	-	3.0
Developed Markets Equity Volatility	4.0	0.8	3.2	-2.4
Developed Markets ex US Equity	13.1	10.1	3.0	7.1
Developed Markets FI Volatility	0.9	0.9	-	0.9
Emerging Markets Currency	2.0	2.0	-	2.0
Emerging Markets Equity	8.7	8.5	0.2	8.2
Global Real Estate	0.3	0.3	-	0.3
Interest Rate	0.8	0.7	0.1	0.6
Long-Term Fixed Income	10.9	4.5	6.4	-1.9
Master Limited Partnerships	0.1	0.1	-	0.1
Medium-Term Fixed Income	1.3	1.3	-	1.3
Preferred	1.8	1.8	-	1.8
Short-Term Fixed Income	8.4	8.4	-	8.4
US Equity	77.3	48.2	29.2	19.0

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000057077
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Absolute Return Tracker Fund
Class Name	Class C
Trading Symbol	GCRTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Absolute Return Tracker Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$89	1.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.76%	[2]
AssetsNet	$ 4,879,897,710
Holdings Count | Holding	3,242
Advisory Fees Paid, Amount	$ 14,045,185
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of June 30, 2025)
Total Net Assets	$4,879,897,710
# of Portfolio Holdings	3,242
Portfolio Turnover Rate	74%
Total Net Advisory Fees Paid	$14,045,185

Holdings [Text Block]

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Cash and Short-Term Investments	151.9	90.0	61.9	28.1
Commodities	2.4	1.5	0.9	0.6
Convertible Securities	3.5	3.5	-	3.5
Credit	24.8	11.9	12.9	-1.0
Developed Markets Currency	3.0	3.0	-	3.0
Developed Markets Equity Volatility	4.0	0.8	3.2	-2.4
Developed Markets ex US Equity	13.1	10.1	3.0	7.1
Developed Markets FI Volatility	0.9	0.9	-	0.9
Emerging Markets Currency	2.0	2.0	-	2.0
Emerging Markets Equity	8.7	8.5	0.2	8.2
Global Real Estate	0.3	0.3	-	0.3
Interest Rate	0.8	0.7	0.1	0.6
Long-Term Fixed Income	10.9	4.5	6.4	-1.9
Master Limited Partnerships	0.1	0.1	-	0.1
Medium-Term Fixed Income	1.3	1.3	-	1.3
Preferred	1.8	1.8	-	1.8
Short-Term Fixed Income	8.4	8.4	-	8.4
US Equity	77.3	48.2	29.2	19.0

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201773
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Absolute Return Tracker Fund
Class Name	Class P
Trading Symbol	GSGPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Absolute Return Tracker Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$32	0.64%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[3]
AssetsNet	$ 4,879,897,710
Holdings Count | Holding	3,242
Advisory Fees Paid, Amount	$ 14,045,185
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of June 30, 2025)
Total Net Assets	$4,879,897,710
# of Portfolio Holdings	3,242
Portfolio Turnover Rate	74%
Total Net Advisory Fees Paid	$14,045,185

Holdings [Text Block]

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Cash and Short-Term Investments	151.9	90.0	61.9	28.1
Commodities	2.4	1.5	0.9	0.6
Convertible Securities	3.5	3.5	-	3.5
Credit	24.8	11.9	12.9	-1.0
Developed Markets Currency	3.0	3.0	-	3.0
Developed Markets Equity Volatility	4.0	0.8	3.2	-2.4
Developed Markets ex US Equity	13.1	10.1	3.0	7.1
Developed Markets FI Volatility	0.9	0.9	-	0.9
Emerging Markets Currency	2.0	2.0	-	2.0
Emerging Markets Equity	8.7	8.5	0.2	8.2
Global Real Estate	0.3	0.3	-	0.3
Interest Rate	0.8	0.7	0.1	0.6
Long-Term Fixed Income	10.9	4.5	6.4	-1.9
Master Limited Partnerships	0.1	0.1	-	0.1
Medium-Term Fixed Income	1.3	1.3	-	1.3
Preferred	1.8	1.8	-	1.8
Short-Term Fixed Income	8.4	8.4	-	8.4
US Equity	77.3	48.2	29.2	19.0

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000066743
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Absolute Return Tracker Fund
Class Name	Class R
Trading Symbol	GRRTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Absolute Return Tracker Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$63	1.26%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.26%	[4]
AssetsNet	$ 4,879,897,710
Holdings Count | Holding	3,242
Advisory Fees Paid, Amount	$ 14,045,185
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of June 30, 2025)
Total Net Assets	$4,879,897,710
# of Portfolio Holdings	3,242
Portfolio Turnover Rate	74%
Total Net Advisory Fees Paid	$14,045,185

Holdings [Text Block]

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Cash and Short-Term Investments	151.9	90.0	61.9	28.1
Commodities	2.4	1.5	0.9	0.6
Convertible Securities	3.5	3.5	-	3.5
Credit	24.8	11.9	12.9	-1.0
Developed Markets Currency	3.0	3.0	-	3.0
Developed Markets Equity Volatility	4.0	0.8	3.2	-2.4
Developed Markets ex US Equity	13.1	10.1	3.0	7.1
Developed Markets FI Volatility	0.9	0.9	-	0.9
Emerging Markets Currency	2.0	2.0	-	2.0
Emerging Markets Equity	8.7	8.5	0.2	8.2
Global Real Estate	0.3	0.3	-	0.3
Interest Rate	0.8	0.7	0.1	0.6
Long-Term Fixed Income	10.9	4.5	6.4	-1.9
Master Limited Partnerships	0.1	0.1	-	0.1
Medium-Term Fixed Income	1.3	1.3	-	1.3
Preferred	1.8	1.8	-	1.8
Short-Term Fixed Income	8.4	8.4	-	8.4
US Equity	77.3	48.2	29.2	19.0

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161524
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Absolute Return Tracker Fund
Class Name	Class R6
Trading Symbol	GARUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Absolute Return Tracker Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$32	0.64%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[5]
AssetsNet	$ 4,879,897,710
Holdings Count | Holding	3,242
Advisory Fees Paid, Amount	$ 14,045,185
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of June 30, 2025)
Total Net Assets	$4,879,897,710
# of Portfolio Holdings	3,242
Portfolio Turnover Rate	74%
Total Net Advisory Fees Paid	$14,045,185

Holdings [Text Block]

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Cash and Short-Term Investments	151.9	90.0	61.9	28.1
Commodities	2.4	1.5	0.9	0.6
Convertible Securities	3.5	3.5	-	3.5
Credit	24.8	11.9	12.9	-1.0
Developed Markets Currency	3.0	3.0	-	3.0
Developed Markets Equity Volatility	4.0	0.8	3.2	-2.4
Developed Markets ex US Equity	13.1	10.1	3.0	7.1
Developed Markets FI Volatility	0.9	0.9	-	0.9
Emerging Markets Currency	2.0	2.0	-	2.0
Emerging Markets Equity	8.7	8.5	0.2	8.2
Global Real Estate	0.3	0.3	-	0.3
Interest Rate	0.8	0.7	0.1	0.6
Long-Term Fixed Income	10.9	4.5	6.4	-1.9
Master Limited Partnerships	0.1	0.1	-	0.1
Medium-Term Fixed Income	1.3	1.3	-	1.3
Preferred	1.8	1.8	-	1.8
Short-Term Fixed Income	8.4	8.4	-	8.4
US Equity	77.3	48.2	29.2	19.0

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000057078
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Absolute Return Tracker Fund
Class Name	Institutional Class
Trading Symbol	GJRTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Absolute Return Tracker Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$33	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[6]
AssetsNet	$ 4,879,897,710
Holdings Count | Holding	3,242
Advisory Fees Paid, Amount	$ 14,045,185
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of June 30, 2025)
Total Net Assets	$4,879,897,710
# of Portfolio Holdings	3,242
Portfolio Turnover Rate	74%
Total Net Advisory Fees Paid	$14,045,185

Holdings [Text Block]

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Cash and Short-Term Investments	151.9	90.0	61.9	28.1
Commodities	2.4	1.5	0.9	0.6
Convertible Securities	3.5	3.5	-	3.5
Credit	24.8	11.9	12.9	-1.0
Developed Markets Currency	3.0	3.0	-	3.0
Developed Markets Equity Volatility	4.0	0.8	3.2	-2.4
Developed Markets ex US Equity	13.1	10.1	3.0	7.1
Developed Markets FI Volatility	0.9	0.9	-	0.9
Emerging Markets Currency	2.0	2.0	-	2.0
Emerging Markets Equity	8.7	8.5	0.2	8.2
Global Real Estate	0.3	0.3	-	0.3
Interest Rate	0.8	0.7	0.1	0.6
Long-Term Fixed Income	10.9	4.5	6.4	-1.9
Master Limited Partnerships	0.1	0.1	-	0.1
Medium-Term Fixed Income	1.3	1.3	-	1.3
Preferred	1.8	1.8	-	1.8
Short-Term Fixed Income	8.4	8.4	-	8.4
US Equity	77.3	48.2	29.2	19.0

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000066744
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Absolute Return Tracker Fund
Class Name	Investor Class
Trading Symbol	GSRTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Absolute Return Tracker Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$38	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%	[7]
AssetsNet	$ 4,879,897,710
Holdings Count | Holding	3,242
Advisory Fees Paid, Amount	$ 14,045,185
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of June 30, 2025)
Total Net Assets	$4,879,897,710
# of Portfolio Holdings	3,242
Portfolio Turnover Rate	74%
Total Net Advisory Fees Paid	$14,045,185

Holdings [Text Block]

Asset Class Exposure (%)*

Header	Gross	Long	Short	Net
Cash and Short-Term Investments	151.9	90.0	61.9	28.1
Commodities	2.4	1.5	0.9	0.6
Convertible Securities	3.5	3.5	-	3.5
Credit	24.8	11.9	12.9	-1.0
Developed Markets Currency	3.0	3.0	-	3.0
Developed Markets Equity Volatility	4.0	0.8	3.2	-2.4
Developed Markets ex US Equity	13.1	10.1	3.0	7.1
Developed Markets FI Volatility	0.9	0.9	-	0.9
Emerging Markets Currency	2.0	2.0	-	2.0
Emerging Markets Equity	8.7	8.5	0.2	8.2
Global Real Estate	0.3	0.3	-	0.3
Interest Rate	0.8	0.7	0.1	0.6
Long-Term Fixed Income	10.9	4.5	6.4	-1.9
Master Limited Partnerships	0.1	0.1	-	0.1
Medium-Term Fixed Income	1.3	1.3	-	1.3
Preferred	1.8	1.8	-	1.8
Short-Term Fixed Income	8.4	8.4	-	8.4
US Equity	77.3	48.2	29.2	19.0

* Asset class exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given asset class), divided by the Fund's net assets exposure within each asset class. "Net Exposure" represents the net exposure within the Fund to a given asset class, calculated as the difference between long and short exposures. The exposure of option contracts is delta-adjusted. Forward foreign currency exchange contracts for individual currency crosses are aggregated by settlement date and counterparty in the determination of gross exposure. Fixed income exposures are duration-adjusted to the 10-year reference rate of each respective country.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000043358
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Commodity Strategy Fund
Class Name	Class A
Trading Symbol	GSCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Commodity Strategy Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$47	0.93%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%	[8]
AssetsNet	$ 336,178,254
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 824,624
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of June 30, 2025)
Total Net Assets	$336,178,254
# of Portfolio Holdings	60
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$824,624

Holdings [Text Block]

Sector Exposure (%)*

Header	Gross	Long	Short	Net
Energy	38.4	33.6	-4.8	28.7
Agriculture	30.4	30.3	-0.1	30.3
Precious Metals	20.5	20.5	-	20.5
Industrial Metals	15.4	15.4	-	15.4
Livestock	5.1	5.1	-	5.1

* Sector exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given sector), divided by the Fund's net assets exposure within each sector. "Net Exposure" represents the net exposure within the Fund to a given sector, calculated as the difference between long and short exposures. Short-term Investments include money market funds and U.S. Treasury Bills and generally represent the collateral for Fund's derivative positions.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000043359
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Commodity Strategy Fund
Class Name	Class C
Trading Symbol	GSCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Commodity Strategy Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$85	1.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.68%	[9]
AssetsNet	$ 336,178,254
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 824,624
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of June 30, 2025)
Total Net Assets	$336,178,254
# of Portfolio Holdings	60
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$824,624

Holdings [Text Block]

Sector Exposure (%)*

Header	Gross	Long	Short	Net
Energy	38.4	33.6	-4.8	28.7
Agriculture	30.4	30.3	-0.1	30.3
Precious Metals	20.5	20.5	-	20.5
Industrial Metals	15.4	15.4	-	15.4
Livestock	5.1	5.1	-	5.1

* Sector exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given sector), divided by the Fund's net assets exposure within each sector. "Net Exposure" represents the net exposure within the Fund to a given sector, calculated as the difference between long and short exposures. Short-term Investments include money market funds and U.S. Treasury Bills and generally represent the collateral for Fund's derivative positions.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201770
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Commodity Strategy Fund
Class Name	Class P
Trading Symbol	GGRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Commodity Strategy Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$30	0.59%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[10]
AssetsNet	$ 336,178,254
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 824,624
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of June 30, 2025)
Total Net Assets	$336,178,254
# of Portfolio Holdings	60
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$824,624

Holdings [Text Block]

Sector Exposure (%)*

Header	Gross	Long	Short	Net
Energy	38.4	33.6	-4.8	28.7
Agriculture	30.4	30.3	-0.1	30.3
Precious Metals	20.5	20.5	-	20.5
Industrial Metals	15.4	15.4	-	15.4
Livestock	5.1	5.1	-	5.1

* Sector exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given sector), divided by the Fund's net assets exposure within each sector. "Net Exposure" represents the net exposure within the Fund to a given sector, calculated as the difference between long and short exposures. Short-term Investments include money market funds and U.S. Treasury Bills and generally represent the collateral for Fund's derivative positions.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058992
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Commodity Strategy Fund
Class Name	Class R
Trading Symbol	GCCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Commodity Strategy Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$60	1.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.18%	[11]
AssetsNet	$ 336,178,254
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 824,624
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of June 30, 2025)
Total Net Assets	$336,178,254
# of Portfolio Holdings	60
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$824,624

Holdings [Text Block]

Sector Exposure (%)*

Header	Gross	Long	Short	Net
Energy	38.4	33.6	-4.8	28.7
Agriculture	30.4	30.3	-0.1	30.3
Precious Metals	20.5	20.5	-	20.5
Industrial Metals	15.4	15.4	-	15.4
Livestock	5.1	5.1	-	5.1

* Sector exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given sector), divided by the Fund's net assets exposure within each sector. "Net Exposure" represents the net exposure within the Fund to a given sector, calculated as the difference between long and short exposures. Short-term Investments include money market funds and U.S. Treasury Bills and generally represent the collateral for Fund's derivative positions.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161523
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Commodity Strategy Fund
Class Name	Class R6
Trading Symbol	GCCUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Commodity Strategy Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$30	0.59%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[12]
AssetsNet	$ 336,178,254
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 824,624
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of June 30, 2025)
Total Net Assets	$336,178,254
# of Portfolio Holdings	60
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$824,624

Holdings [Text Block]

Sector Exposure (%)*

Header	Gross	Long	Short	Net
Energy	38.4	33.6	-4.8	28.7
Agriculture	30.4	30.3	-0.1	30.3
Precious Metals	20.5	20.5	-	20.5
Industrial Metals	15.4	15.4	-	15.4
Livestock	5.1	5.1	-	5.1

* Sector exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given sector), divided by the Fund's net assets exposure within each sector. "Net Exposure" represents the net exposure within the Fund to a given sector, calculated as the difference between long and short exposures. Short-term Investments include money market funds and U.S. Treasury Bills and generally represent the collateral for Fund's derivative positions.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000043360
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Commodity Strategy Fund
Class Name	Institutional Class
Trading Symbol	GCCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Commodity Strategy Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$31	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[13]
AssetsNet	$ 336,178,254
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 824,624
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of June 30, 2025)
Total Net Assets	$336,178,254
# of Portfolio Holdings	60
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$824,624

Holdings [Text Block]

Sector Exposure (%)*

Header	Gross	Long	Short	Net
Energy	38.4	33.6	-4.8	28.7
Agriculture	30.4	30.3	-0.1	30.3
Precious Metals	20.5	20.5	-	20.5
Industrial Metals	15.4	15.4	-	15.4
Livestock	5.1	5.1	-	5.1

* Sector exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given sector), divided by the Fund's net assets exposure within each sector. "Net Exposure" represents the net exposure within the Fund to a given sector, calculated as the difference between long and short exposures. Short-term Investments include money market funds and U.S. Treasury Bills and generally represent the collateral for Fund's derivative positions.

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058993
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Commodity Strategy Fund
Class Name	Investor Class
Trading Symbol	GCCTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Commodity Strategy Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$35	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%	[14]
AssetsNet	$ 336,178,254
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 824,624
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of June 30, 2025)
Total Net Assets	$336,178,254
# of Portfolio Holdings	60
Portfolio Turnover Rate	0%
Total Net Advisory Fees Paid	$824,624

Holdings [Text Block]

Sector Exposure (%)*

Header	Gross	Long	Short	Net
Energy	38.4	33.6	-4.8	28.7
Agriculture	30.4	30.3	-0.1	30.3
Precious Metals	20.5	20.5	-	20.5
Industrial Metals	15.4	15.4	-	15.4
Livestock	5.1	5.1	-	5.1

* Sector exposure includes the impact of derivatives. "Gross Exposure" represents the sum of the absolute value of long and short notional contract values in U.S. dollars of the Fund's positions (for a given sector), divided by the Fund's net assets exposure within each sector. "Net Exposure" represents the net exposure within the Fund to a given sector, calculated as the difference between long and short exposures. Short-term Investments include money market funds and U.S. Treasury Bills and generally represent the collateral for Fund's derivative positions.

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025591
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Global Equity Fund
Class Name	Class A
Trading Symbol	GAPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Global Equity Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$28	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[15]
AssetsNet	$ 409,492,329
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 284,224
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of June 30, 2025)
Total Net Assets	$409,492,329
# of Portfolio Holdings	16
Portfolio Turnover Rate	35%
Total Net Advisory Fees Paid	$284,224

Holdings [Text Block]

Fund Allocation (%)

Equity	54.6%
Other	41.2%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025593
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Global Equity Fund
Class Name	Class C
Trading Symbol	GAXCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Global Equity Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$67	1.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.30%	[16]
AssetsNet	$ 409,492,329
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 284,224
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of June 30, 2025)
Total Net Assets	$409,492,329
# of Portfolio Holdings	16
Portfolio Turnover Rate	35%
Total Net Advisory Fees Paid	$284,224

Holdings [Text Block]

Fund Allocation (%)

Equity	54.6%
Other	41.2%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201786
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Global Equity Fund
Class Name	Class P
Trading Symbol	GADPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Global Equity Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[17]
AssetsNet	$ 409,492,329
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 284,224
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of June 30, 2025)
Total Net Assets	$409,492,329
# of Portfolio Holdings	16
Portfolio Turnover Rate	35%
Total Net Advisory Fees Paid	$284,224

Holdings [Text Block]

Fund Allocation (%)

Equity	54.6%
Other	41.2%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058975
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Global Equity Fund
Class Name	Class R
Trading Symbol	GAPRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Global Equity Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$41	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[18]
AssetsNet	$ 409,492,329
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 284,224
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of June 30, 2025)
Total Net Assets	$409,492,329
# of Portfolio Holdings	16
Portfolio Turnover Rate	35%
Total Net Advisory Fees Paid	$284,224

Holdings [Text Block]

Fund Allocation (%)

Equity	54.6%
Other	41.2%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161534
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Global Equity Fund
Class Name	Class R6
Trading Symbol	GAPUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Global Equity Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[19]
AssetsNet	$ 409,492,329
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 284,224
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of June 30, 2025)
Total Net Assets	$409,492,329
# of Portfolio Holdings	16
Portfolio Turnover Rate	35%
Total Net Advisory Fees Paid	$284,224

Holdings [Text Block]

Fund Allocation (%)

Equity	54.6%
Other	41.2%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025589
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Global Equity Fund
Class Name	Institutional Class
Trading Symbol	GAPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Global Equity Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[20]
AssetsNet	$ 409,492,329
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 284,224
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of June 30, 2025)
Total Net Assets	$409,492,329
# of Portfolio Holdings	16
Portfolio Turnover Rate	35%
Total Net Advisory Fees Paid	$284,224

Holdings [Text Block]

Fund Allocation (%)

Equity	54.6%
Other	41.2%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058976
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Global Equity Fund
Class Name	Investor Class
Trading Symbol	GAPTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Global Equity Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$16	0.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%	[21]
AssetsNet	$ 409,492,329
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 284,224
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of June 30, 2025)
Total Net Assets	$409,492,329
# of Portfolio Holdings	16
Portfolio Turnover Rate	35%
Total Net Advisory Fees Paid	$284,224

Holdings [Text Block]

Fund Allocation (%)

Equity	54.6%
Other	41.2%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025590
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Dynamic Global Equity Fund
Class Name	Service Class
Trading Symbol	GAPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Dynamic Global Equity Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$36	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%	[22]
AssetsNet	$ 409,492,329
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 284,224
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of June 30, 2025)
Total Net Assets	$409,492,329
# of Portfolio Holdings	16
Portfolio Turnover Rate	35%
Total Net Advisory Fees Paid	$284,224

Holdings [Text Block]

Fund Allocation (%)

Equity	54.6%
Other	41.2%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000050447
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Dividend and Premium Fund
Class Name	Class A
Trading Symbol	GIDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Equity Dividend and Premium Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$65	1.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.19%	[23]
AssetsNet	$ 144,087,475
Holdings Count | Holding	285
Advisory Fees Paid, Amount	$ 592,968
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of June 30, 2025)
Total Net Assets	$144,087,475
# of Portfolio Holdings	285
Portfolio Turnover Rate	16%
Total Net Advisory Fees Paid	$592,968

Holdings [Text Block]

Sector Allocation (%)

Financials	24.9%
Industrials	19.7%
Health Care	10.4%
Consumer Discretionary	8.6%
Information Technology	7.6%
Consumer Staples	6.9%
Communication Services	6.1%
Materials	5.9%
Utilities	4.7%
Other	5.2%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000050448
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Dividend and Premium Fund
Class Name	Class C
Trading Symbol	GIDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Equity Dividend and Premium Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$106	1.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.94%	[24]
AssetsNet	$ 144,087,475
Holdings Count | Holding	285
Advisory Fees Paid, Amount	$ 592,968
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of June 30, 2025)
Total Net Assets	$144,087,475
# of Portfolio Holdings	285
Portfolio Turnover Rate	16%
Total Net Advisory Fees Paid	$592,968

Holdings [Text Block]

Sector Allocation (%)

Financials	24.9%
Industrials	19.7%
Health Care	10.4%
Consumer Discretionary	8.6%
Information Technology	7.6%
Consumer Staples	6.9%
Communication Services	6.1%
Materials	5.9%
Utilities	4.7%
Other	5.2%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201772
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Dividend and Premium Fund
Class Name	Class P
Trading Symbol	GGHPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Equity Dividend and Premium Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$48	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.88%	[25]
AssetsNet	$ 144,087,475
Holdings Count | Holding	285
Advisory Fees Paid, Amount	$ 592,968
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of June 30, 2025)
Total Net Assets	$144,087,475
# of Portfolio Holdings	285
Portfolio Turnover Rate	16%
Total Net Advisory Fees Paid	$592,968

Holdings [Text Block]

Sector Allocation (%)

Financials	24.9%
Industrials	19.7%
Health Care	10.4%
Consumer Discretionary	8.6%
Information Technology	7.6%
Consumer Staples	6.9%
Communication Services	6.1%
Materials	5.9%
Utilities	4.7%
Other	5.2%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000200309
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Dividend and Premium Fund
Class Name	Class R6
Trading Symbol	GIDUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Equity Dividend and Premium Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$48	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.88%	[26]
AssetsNet	$ 144,087,475
Holdings Count | Holding	285
Advisory Fees Paid, Amount	$ 592,968
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of June 30, 2025)
Total Net Assets	$144,087,475
# of Portfolio Holdings	285
Portfolio Turnover Rate	16%
Total Net Advisory Fees Paid	$592,968

Holdings [Text Block]

Sector Allocation (%)

Financials	24.9%
Industrials	19.7%
Health Care	10.4%
Consumer Discretionary	8.6%
Information Technology	7.6%
Consumer Staples	6.9%
Communication Services	6.1%
Materials	5.9%
Utilities	4.7%
Other	5.2%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000050446
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Dividend and Premium Fund
Class Name	Institutional Class
Trading Symbol	GIDHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Equity Dividend and Premium Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$49	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.89%	[27]
AssetsNet	$ 144,087,475
Holdings Count | Holding	285
Advisory Fees Paid, Amount	$ 592,968
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of June 30, 2025)
Total Net Assets	$144,087,475
# of Portfolio Holdings	285
Portfolio Turnover Rate	16%
Total Net Advisory Fees Paid	$592,968

Holdings [Text Block]

Sector Allocation (%)

Financials	24.9%
Industrials	19.7%
Health Care	10.4%
Consumer Discretionary	8.6%
Information Technology	7.6%
Consumer Staples	6.9%
Communication Services	6.1%
Materials	5.9%
Utilities	4.7%
Other	5.2%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000091966
Shareholder Report [Line Items]
Fund Name	Goldman Sachs International Equity Dividend and Premium Fund
Class Name	Investor Class
Trading Symbol	GIRVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs International Equity Dividend and Premium Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$51	0.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.94%	[28]
AssetsNet	$ 144,087,475
Holdings Count | Holding	285
Advisory Fees Paid, Amount	$ 592,968
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of June 30, 2025)
Total Net Assets	$144,087,475
# of Portfolio Holdings	285
Portfolio Turnover Rate	16%
Total Net Advisory Fees Paid	$592,968

Holdings [Text Block]

Sector Allocation (%)

Financials	24.9%
Industrials	19.7%
Health Care	10.4%
Consumer Discretionary	8.6%
Information Technology	7.6%
Consumer Staples	6.9%
Communication Services	6.1%
Materials	5.9%
Utilities	4.7%
Other	5.2%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025508
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Equity Dividend and Premium Fund
Class Name	Class A
Trading Symbol	GSPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Dividend and Premium Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$51	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%	[29]
AssetsNet	$ 3,538,455,645
Holdings Count | Holding	214
Advisory Fees Paid, Amount	$ 10,880,469
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of June 30, 2025)
Total Net Assets	$3,538,455,645
# of Portfolio Holdings	214
Portfolio Turnover Rate	10%
Total Net Advisory Fees Paid	$10,880,469

Holdings [Text Block]

Sector Allocation (%)

Information Technology	33.9%
Financials	13.6%
Communication Services	10.2%
Consumer Discretionary	9.8%
Health Care	9.5%
Industrials	8.2%
Consumer Staples	6.1%
Energy	3.3%
Utilities	2.4%
Other	5.5%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025509
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Equity Dividend and Premium Fund
Class Name	Class C
Trading Symbol	GSPQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Dividend and Premium Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$88	1.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.75%	[30]
AssetsNet	$ 3,538,455,645
Holdings Count | Holding	214
Advisory Fees Paid, Amount	$ 10,880,469
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of June 30, 2025)
Total Net Assets	$3,538,455,645
# of Portfolio Holdings	214
Portfolio Turnover Rate	10%
Total Net Advisory Fees Paid	$10,880,469

Holdings [Text Block]

Sector Allocation (%)

Information Technology	33.9%
Financials	13.6%
Communication Services	10.2%
Consumer Discretionary	9.8%
Health Care	9.5%
Industrials	8.2%
Consumer Staples	6.1%
Energy	3.3%
Utilities	2.4%
Other	5.5%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201766
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Equity Dividend and Premium Fund
Class Name	Class P
Trading Symbol	GSFPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Dividend and Premium Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$34	0.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[31]
AssetsNet	$ 3,538,455,645
Holdings Count | Holding	214
Advisory Fees Paid, Amount	$ 10,880,469
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of June 30, 2025)
Total Net Assets	$3,538,455,645
# of Portfolio Holdings	214
Portfolio Turnover Rate	10%
Total Net Advisory Fees Paid	$10,880,469

Holdings [Text Block]

Sector Allocation (%)

Information Technology	33.9%
Financials	13.6%
Communication Services	10.2%
Consumer Discretionary	9.8%
Health Care	9.5%
Industrials	8.2%
Consumer Staples	6.1%
Energy	3.3%
Utilities	2.4%
Other	5.5%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000200306
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Equity Dividend and Premium Fund
Class Name	Class R6
Trading Symbol	GIDWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Dividend and Premium Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$34	0.67%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[32]
AssetsNet	$ 3,538,455,645
Holdings Count | Holding	214
Advisory Fees Paid, Amount	$ 10,880,469
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of June 30, 2025)
Total Net Assets	$3,538,455,645
# of Portfolio Holdings	214
Portfolio Turnover Rate	10%
Total Net Advisory Fees Paid	$10,880,469

Holdings [Text Block]

Sector Allocation (%)

Information Technology	33.9%
Financials	13.6%
Communication Services	10.2%
Consumer Discretionary	9.8%
Health Care	9.5%
Industrials	8.2%
Consumer Staples	6.1%
Energy	3.3%
Utilities	2.4%
Other	5.5%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025507
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Equity Dividend and Premium Fund
Class Name	Institutional Class
Trading Symbol	GSPKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Dividend and Premium Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$34	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%	[33]
AssetsNet	$ 3,538,455,645
Holdings Count | Holding	214
Advisory Fees Paid, Amount	$ 10,880,469
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of June 30, 2025)
Total Net Assets	$3,538,455,645
# of Portfolio Holdings	214
Portfolio Turnover Rate	10%
Total Net Advisory Fees Paid	$10,880,469

Holdings [Text Block]

Sector Allocation (%)

Information Technology	33.9%
Financials	13.6%
Communication Services	10.2%
Consumer Discretionary	9.8%
Health Care	9.5%
Industrials	8.2%
Consumer Staples	6.1%
Energy	3.3%
Utilities	2.4%
Other	5.5%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000091963
Shareholder Report [Line Items]
Fund Name	Goldman Sachs U.S. Equity Dividend and Premium Fund
Class Name	Investor Class
Trading Symbol	GVIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs U.S. Equity Dividend and Premium Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$38	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[34]
AssetsNet	$ 3,538,455,645
Holdings Count | Holding	214
Advisory Fees Paid, Amount	$ 10,880,469
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of June 30, 2025)
Total Net Assets	$3,538,455,645
# of Portfolio Holdings	214
Portfolio Turnover Rate	10%
Total Net Advisory Fees Paid	$10,880,469

Holdings [Text Block]

Sector Allocation (%)

Information Technology	33.9%
Financials	13.6%
Communication Services	10.2%
Consumer Discretionary	9.8%
Health Care	9.5%
Industrials	8.2%
Consumer Staples	6.1%
Energy	3.3%
Utilities	2.4%
Other	5.5%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025449
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Balanced Strategy Portfolio
Class Name	Class A
Trading Symbol	GIPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Balanced Strategy Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$28	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[35]
AssetsNet	$ 562,216,015
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 410,946
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of June 30, 2025)
Total Net Assets	$562,216,015
# of Portfolio Holdings	26
Portfolio Turnover Rate	14%
Total Net Advisory Fees Paid	$410,946

Holdings [Text Block]

Fund Allocation (%)

Fixed Income	47.9%
Equity	22.3%
Dynamic	1.0%
Other	24.7%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025451
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Balanced Strategy Portfolio
Class Name	Class C
Trading Symbol	GIPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Balanced Strategy Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$66	1.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.30%	[36]
AssetsNet	$ 562,216,015
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 410,946
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of June 30, 2025)
Total Net Assets	$562,216,015
# of Portfolio Holdings	26
Portfolio Turnover Rate	14%
Total Net Advisory Fees Paid	$410,946

Holdings [Text Block]

Fund Allocation (%)

Fixed Income	47.9%
Equity	22.3%
Dynamic	1.0%
Other	24.7%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201783
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Balanced Strategy Portfolio
Class Name	Class P
Trading Symbol	GAOPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Balanced Strategy Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[37]
AssetsNet	$ 562,216,015
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 410,946
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of June 30, 2025)
Total Net Assets	$562,216,015
# of Portfolio Holdings	26
Portfolio Turnover Rate	14%
Total Net Advisory Fees Paid	$410,946

Holdings [Text Block]

Fund Allocation (%)

Fixed Income	47.9%
Equity	22.3%
Dynamic	1.0%
Other	24.7%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058959
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Balanced Strategy Portfolio
Class Name	Class R
Trading Symbol	GIPRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Balanced Strategy Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$41	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[38]
AssetsNet	$ 562,216,015
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 410,946
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of June 30, 2025)
Total Net Assets	$562,216,015
# of Portfolio Holdings	26
Portfolio Turnover Rate	14%
Total Net Advisory Fees Paid	$410,946

Holdings [Text Block]

Fund Allocation (%)

Fixed Income	47.9%
Equity	22.3%
Dynamic	1.0%
Other	24.7%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161531
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Balanced Strategy Portfolio
Class Name	Class R6
Trading Symbol	GIPUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Balanced Strategy Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[39]
AssetsNet	$ 562,216,015
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 410,946
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of June 30, 2025)
Total Net Assets	$562,216,015
# of Portfolio Holdings	26
Portfolio Turnover Rate	14%
Total Net Advisory Fees Paid	$410,946

Holdings [Text Block]

Fund Allocation (%)

Fixed Income	47.9%
Equity	22.3%
Dynamic	1.0%
Other	24.7%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025447
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Balanced Strategy Portfolio
Class Name	Institutional Class
Trading Symbol	GIPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Balanced Strategy Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[40]
AssetsNet	$ 562,216,015
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 410,946
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of June 30, 2025)
Total Net Assets	$562,216,015
# of Portfolio Holdings	26
Portfolio Turnover Rate	14%
Total Net Advisory Fees Paid	$410,946

Holdings [Text Block]

Fund Allocation (%)

Fixed Income	47.9%
Equity	22.3%
Dynamic	1.0%
Other	24.7%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058960
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Balanced Strategy Portfolio
Class Name	Investor Class
Trading Symbol	GIPTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Balanced Strategy Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[41]
AssetsNet	$ 562,216,015
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 410,946
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of June 30, 2025)
Total Net Assets	$562,216,015
# of Portfolio Holdings	26
Portfolio Turnover Rate	14%
Total Net Advisory Fees Paid	$410,946

Holdings [Text Block]

Fund Allocation (%)

Fixed Income	47.9%
Equity	22.3%
Dynamic	1.0%
Other	24.7%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025448
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Balanced Strategy Portfolio
Class Name	Service Class
Trading Symbol	GIPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Balanced Strategy Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$35	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[42]
AssetsNet	$ 562,216,015
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 410,946
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of June 30, 2025)
Total Net Assets	$562,216,015
# of Portfolio Holdings	26
Portfolio Turnover Rate	14%
Total Net Advisory Fees Paid	$410,946

Holdings [Text Block]

Fund Allocation (%)

Fixed Income	47.9%
Equity	22.3%
Dynamic	1.0%
Other	24.7%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025513
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Growth and Income Strategy Portfolio
Class Name	Class A
Trading Symbol	GOIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Growth and Income Strategy Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$28	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[43]
AssetsNet	$ 972,190,417
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 703,406
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of June 30, 2025)
Total Net Assets	$972,190,417
# of Portfolio Holdings	26
Portfolio Turnover Rate	12%
Total Net Advisory Fees Paid	$703,406

Holdings [Text Block]

Fund Allocation (%)

Equity	32.9%
Fixed Income	31.9%
Dynamic	0.9%
Other	30.2%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025515
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Growth and Income Strategy Portfolio
Class Name	Class C
Trading Symbol	GOICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Growth and Income Strategy Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$66	1.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.30%	[44]
AssetsNet	$ 972,190,417
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 703,406
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of June 30, 2025)
Total Net Assets	$972,190,417
# of Portfolio Holdings	26
Portfolio Turnover Rate	12%
Total Net Advisory Fees Paid	$703,406

Holdings [Text Block]

Fund Allocation (%)

Equity	32.9%
Fixed Income	31.9%
Dynamic	0.9%
Other	30.2%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201784
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Growth and Income Strategy Portfolio
Class Name	Class P
Trading Symbol	GGSPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Growth and Income Strategy Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[45]
AssetsNet	$ 972,190,417
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 703,406
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of June 30, 2025)
Total Net Assets	$972,190,417
# of Portfolio Holdings	26
Portfolio Turnover Rate	12%
Total Net Advisory Fees Paid	$703,406

Holdings [Text Block]

Fund Allocation (%)

Equity	32.9%
Fixed Income	31.9%
Dynamic	0.9%
Other	30.2%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058961
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Growth and Income Strategy Portfolio
Class Name	Class R
Trading Symbol	GPIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Growth and Income Strategy Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$41	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[46]
AssetsNet	$ 972,190,417
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 703,406
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of June 30, 2025)
Total Net Assets	$972,190,417
# of Portfolio Holdings	26
Portfolio Turnover Rate	12%
Total Net Advisory Fees Paid	$703,406

Holdings [Text Block]

Fund Allocation (%)

Equity	32.9%
Fixed Income	31.9%
Dynamic	0.9%
Other	30.2%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161532
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Growth and Income Strategy Portfolio
Class Name	Class R6
Trading Symbol	GOIUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Growth and Income Strategy Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[47]
AssetsNet	$ 972,190,417
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 703,406
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of June 30, 2025)
Total Net Assets	$972,190,417
# of Portfolio Holdings	26
Portfolio Turnover Rate	12%
Total Net Advisory Fees Paid	$703,406

Holdings [Text Block]

Fund Allocation (%)

Equity	32.9%
Fixed Income	31.9%
Dynamic	0.9%
Other	30.2%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025511
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Growth and Income Strategy Portfolio
Class Name	Institutional Class
Trading Symbol	GOIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Growth and Income Strategy Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[48]
AssetsNet	$ 972,190,417
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 703,406
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of June 30, 2025)
Total Net Assets	$972,190,417
# of Portfolio Holdings	26
Portfolio Turnover Rate	12%
Total Net Advisory Fees Paid	$703,406

Holdings [Text Block]

Fund Allocation (%)

Equity	32.9%
Fixed Income	31.9%
Dynamic	0.9%
Other	30.2%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058962
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Growth and Income Strategy Portfolio
Class Name	Investor Class
Trading Symbol	GPITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Growth and Income Strategy Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[49]
AssetsNet	$ 972,190,417
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 703,406
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of June 30, 2025)
Total Net Assets	$972,190,417
# of Portfolio Holdings	26
Portfolio Turnover Rate	12%
Total Net Advisory Fees Paid	$703,406

Holdings [Text Block]

Fund Allocation (%)

Equity	32.9%
Fixed Income	31.9%
Dynamic	0.9%
Other	30.2%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025512
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Growth and Income Strategy Portfolio
Class Name	Service Class
Trading Symbol	GOISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Growth and Income Strategy Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$35	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[50]
AssetsNet	$ 972,190,417
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 703,406
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of June 30, 2025)
Total Net Assets	$972,190,417
# of Portfolio Holdings	26
Portfolio Turnover Rate	12%
Total Net Advisory Fees Paid	$703,406

Holdings [Text Block]

Fund Allocation (%)

Equity	32.9%
Fixed Income	31.9%
Dynamic	0.9%
Other	30.2%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025579
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Growth Strategy Portfolio
Class Name	Class A
Trading Symbol	GGSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Growth Strategy Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$28	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[51]
AssetsNet	$ 1,003,320,436
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 724,604
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of June 30, 2025)
Total Net Assets	$1,003,320,436
# of Portfolio Holdings	25
Portfolio Turnover Rate	9%
Total Net Advisory Fees Paid	$724,604

Holdings [Text Block]

Fund Allocation (%)

Equity	43.0%
Fixed Income	5.5%
Dynamic	0.9%
Other	46.1%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025581
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Growth Strategy Portfolio
Class Name	Class C
Trading Symbol	GGSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Growth Strategy Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$67	1.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.30%	[52]
AssetsNet	$ 1,003,320,436
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 724,604
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of June 30, 2025)
Total Net Assets	$1,003,320,436
# of Portfolio Holdings	25
Portfolio Turnover Rate	9%
Total Net Advisory Fees Paid	$724,604

Holdings [Text Block]

Fund Allocation (%)

Equity	43.0%
Fixed Income	5.5%
Dynamic	0.9%
Other	46.1%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201785
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Growth Strategy Portfolio
Class Name	Class P
Trading Symbol	GGPPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Growth Strategy Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[53]
AssetsNet	$ 1,003,320,436
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 724,604
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of June 30, 2025)
Total Net Assets	$1,003,320,436
# of Portfolio Holdings	25
Portfolio Turnover Rate	9%
Total Net Advisory Fees Paid	$724,604

Holdings [Text Block]

Fund Allocation (%)

Equity	43.0%
Fixed Income	5.5%
Dynamic	0.9%
Other	46.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058973
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Growth Strategy Portfolio
Class Name	Class R
Trading Symbol	GGSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Growth Strategy Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$41	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[54]
AssetsNet	$ 1,003,320,436
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 724,604
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of June 30, 2025)
Total Net Assets	$1,003,320,436
# of Portfolio Holdings	25
Portfolio Turnover Rate	9%
Total Net Advisory Fees Paid	$724,604

Holdings [Text Block]

Fund Allocation (%)

Equity	43.0%
Fixed Income	5.5%
Dynamic	0.9%
Other	46.1%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161533
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Growth Strategy Portfolio
Class Name	Class R6
Trading Symbol	GGSUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Growth Strategy Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$9	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[55]
AssetsNet	$ 1,003,320,436
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 724,604
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of June 30, 2025)
Total Net Assets	$1,003,320,436
# of Portfolio Holdings	25
Portfolio Turnover Rate	9%
Total Net Advisory Fees Paid	$724,604

Holdings [Text Block]

Fund Allocation (%)

Equity	43.0%
Fixed Income	5.5%
Dynamic	0.9%
Other	46.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025577
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Growth Strategy Portfolio
Class Name	Institutional Class
Trading Symbol	GGSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Growth Strategy Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$10	0.19%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[56]
AssetsNet	$ 1,003,320,436
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 724,604
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of June 30, 2025)
Total Net Assets	$1,003,320,436
# of Portfolio Holdings	25
Portfolio Turnover Rate	9%
Total Net Advisory Fees Paid	$724,604

Holdings [Text Block]

Fund Allocation (%)

Equity	43.0%
Fixed Income	5.5%
Dynamic	0.9%
Other	46.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000058974
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Growth Strategy Portfolio
Class Name	Investor Class
Trading Symbol	GGSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Growth Strategy Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[57]
AssetsNet	$ 1,003,320,436
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 724,604
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of June 30, 2025)
Total Net Assets	$1,003,320,436
# of Portfolio Holdings	25
Portfolio Turnover Rate	9%
Total Net Advisory Fees Paid	$724,604

Holdings [Text Block]

Fund Allocation (%)

Equity	43.0%
Fixed Income	5.5%
Dynamic	0.9%
Other	46.1%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025578
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Growth Strategy Portfolio
Class Name	Service Class
Trading Symbol	GGSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Growth Strategy Portfolio (the "Fund") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service	$36	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%	[58]
AssetsNet	$ 1,003,320,436
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 724,604
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of June 30, 2025)
Total Net Assets	$1,003,320,436
# of Portfolio Holdings	25
Portfolio Turnover Rate	9%
Total Net Advisory Fees Paid	$724,604

Holdings [Text Block]

Fund Allocation (%)

Equity	43.0%
Fixed Income	5.5%
Dynamic	0.9%
Other	46.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs

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